Interest-Bearing Loans and Borrowings - Summary of Changes in the Company's Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from borrowings	$ 5,466	$ 181
Repayments of borrowings	(4,342)	(26)
Amortized cost	95,800		$ 98,880
Long-term debt, net of current portion [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	74,163	78,880
Proceeds from borrowings	5,296	7
Repayments of borrowings	(2,518)	0
Capitalization / (payment) of lease liabilities	188	446
Amortized cost	31	30
Unrealized foreign exchange effects	(791)	569
Current portion of long-term debt	(358)	(1,627)
(Gain)/Loss on bond redemption and other movements	(66)	17
Ending balance	75,944	78,323
Short-term debt and current portion of long-term debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,987	1,029
Proceeds from borrowings	170	174
Repayments of borrowings	(1,824)	(26)
Capitalization / (payment) of lease liabilities	(360)	(323)
Amortized cost	1	0
Unrealized foreign exchange effects	(96)	40
Current portion of long-term debt	358	1,627
(Gain)/Loss on bond redemption and other movements	3	4
Ending balance	$ 2,240	$ 2,524